Shareholders' Equity (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Dividend yield	0.00%	0.00%
Volatility, minimum	63.00%	63.00%
Volatility, maximum		65.00%
Risk-free interest rate, minimum	0.84%	1.60%
Risk-free interest rate, maximum	0.92%	2.80%
Expected life in years	6 years 4 months 24 days	6 years
Expected life in years, minimum	6 years 2 months 12 days
Vesting period (years), minimum	2 years	2 years
Vesting period (years), maximum	4 years	4 years